Summary of Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended
	Jul. 17, 2014	Jul. 03, 2013	Apr. 24, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Jun. 05, 2013	Dec. 31, 2011
Accounting Policies [Line Items]
Revenues Earned Based On Percentage Of Non Negotiable Chips				0.05%
Revenue from VIP Gaming Operations				$ 233,822,859	$ 236,850,159	$ 236,300,623
Change Of Revenue Recognition Model				On August 1, 2012, the Company announced that, beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model.
Gaming Win Rate Percentage				2.98%	2.97%	3.03%
Directors Share Based Compensation Value				209,000	209,000				209,000
Advertising Expense				709,609	348,384	158,436
Directors Compensation Value Payable In Ordinary Shares	60,790	60,610	50,400
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											200,000
Sale of Stock, Price Per Share										$ 4.07
Percentage Of Rolling Tax Rate				0.01%
Undistributed Earnings				256,283,000	226,897,000
Deferred Tax Liabilities				30,754,000	27,225,000				30,754,000
Weighted Average Number Basic And Diluted Outstanding Shares Adjustment Description				Accordingly, as required by FASB ASC Topic 260 Earnings Per Share the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013
Common Stock, Capital Shares Reserved for Future Issuance				5,403,200	8,288,990				5,403,200
Director [Member]
Accounting Policies [Line Items]
Directors Compensation Value Payable In Ordinary Shares				20,000
Common Stock [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues					9,784,950
Underwriter Warrants [Member]
Accounting Policies [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance				1,440,000					1,440,000
Warrants Expiration Date				Aug. 10, 2013
Kings Gaming [Member]
Accounting Policies [Line Items]
Issue Of Common Stock Subject To Gross Profit Target					8,860,000
Common Stock, Capital Shares Reserved for Future Issuance				600,000	700,000				600,000
Bao Li Gaming [Member]
Accounting Policies [Line Items]
Rolling Chip Turnover Target Achieved, Amount					5,000,000,000		2,500,000,000
Common Stock, Capital Shares Reserved for Future Issuance				2,275,000	3,750,000				2,275,000
Bao Li Gaming [Member] | Scenario, Forecast [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues				400,000
Bao Li Gaming [Member] | Third Quarter 2014 [Member] | Scenario, Forecast [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues								1,250,000
Bao Li Gaming [Member] | Subsequent Event [Member] | Scenario, Forecast [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues				625,000
VIP Room [Member]
Accounting Policies [Line Items]
Revenue from VIP Gaming Operations				16,627,093,000	17,048,596,000	18,149,348,000
Oriental VIP Room [Member]
Accounting Policies [Line Items]
Rolling Chip Turnover Target Achieved, Amount				$ 5,000,000,000
Common Stock, Capital Shares Reserved for Future Issuance				2,500,000	3,750,000				2,500,000
Oriental VIP Room [Member] | Scenario, Forecast [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues									1,250,000
Bad Debt Guarantee [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				3 years
Bad Debt Guarantee [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				5 years 6 months
Non Compete Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				9 years
Non Compete Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				11 years 8 months 12 days
Profit Interest Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				9 years
Profit Interest Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				11 years 8 months 12 days